Property, plant and equipment - Capital commitments (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2021 USD ($) ship	Dec. 31, 2021 USD ($) ship	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of suezmaxes | ship	5	7
Number VLCCs | ship	3	18
Capital commitments	$ 414,300	$ 414,300	$ 404,065
VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			167,880
Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			236,185
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			0
2023
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			267,469
2023 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			167,880
2023 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			99,589
2023 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			0
2024
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			136,596
2024 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			0
2024 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			136,596
2024 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			0
2025
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			0
2025 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			0
2025 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			0
2025 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			$ 0